SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Share issue costs		$ (598,529)
Write off of accounts (payable) receivable	(24,473)	48,833
Other	23	(2,599)
Total other expenses	$ (24,450)	$ (552,295)